Segment Disclosures - Operating results by operating segments (Details) $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($) segment	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	3
Segment Reporting Information [Line Items]
Revenue by segment	$ 1,374	$ 2,193	$ 3,335
Gross margin by segment	849	1,019	1,629
Operating Income (loss) by segment	369
Depreciation	76	124	184
Software & Services
Segment Reporting Information [Line Items]
Revenue by segment	652	530	249
Gross margin by segment	522	400	183
Operating Income (loss) by segment	149
Depreciation	1
Mobility Solutions
Segment Reporting Information [Line Items]
Revenue by segment	409	884	1,480
Gross margin by segment	98	(46)	61
Operating Income (loss) by segment	(4)
Depreciation	3
SAF
Segment Reporting Information [Line Items]
Revenue by segment	313	779	1,606
Gross margin by segment	229	$ 665	$ 1,385
Operating Income (loss) by segment	224
Depreciation	$ 2